Quarterly Holdings Report

for

Fidelity® High Yield Factor ETF

May 31, 2019

HIE-QTLY-0719

1.9887639.100

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 92.8%

	Principal Amount	Value

COMMUNICATION SERVICES – 10.0%
Diversified Telecommunication Services – 3.1%
Altice Financing S.A. 7.50% 5/15/26 (a)	$200,000	$195,546
Altice France S.A. 7.375% 5/1/26 (a)	150,000	146,531
CenturyLink, Inc.:
6.75% 12/1/23	89,000	93,143
7.50% 4/1/24	88,000	93,940
Frontier Communications Corp. 8.50% 4/1/26 (a)	760,000	729,600
Hughes Satellite Systems Corp. 6.625% 8/1/26	244,000	243,390

		1,502,150

Media – 3.7%
CSC Holdings LLC 5.375% 2/1/28 (a)	150,000	150,375
DISH DBS Corp. 5.875% 11/15/24	300,000	269,715
Nexstar Broadcasting, Inc. 5.625% 8/1/24 (a)	580,000	584,350
Sable International Finance Ltd. 5.75% 9/7/27 (a)	200,000	196,750
Telenet Finance Luxembourg Notes Sarl 5.50% 3/1/28 (a)	600,000	591,300

		1,792,490

Wireless Telecommunication Services – 3.2%
Sprint Corp.:
7.125% 6/15/24	300,000	312,000
7.25% 9/15/21	200,000	210,250
7.625% 2/15/25	400,000	423,000
Wind Tre SpA 5.00% 1/20/26 (a)	600,000	568,380

		1,513,630

TOTAL COMMUNICATION SERVICES		4,808,270

CONSUMER DISCRETIONARY – 14.4%
Airlines – 0.6%
United Continental Holdings, Inc. 4.875% 1/15/25	300,000	297,750

Auto Components – 0.1%
Delphi Technologies PLC 5.00% 10/1/25 (a)	33,000	28,050

Building Products – 0.8%
Williams Scotsman International, Inc. 6.875% 8/15/23 (a)	400,000	400,000

Hotels, Restaurants & Leisure – 6.6%
1011778 BC ULC / New Red Finance, Inc. 5.00% 10/15/25 (a)	710,000	695,800

	Principal Amount	Value
Eldorado Resorts, Inc. 6.00% 9/15/26	$285,000	$293,077
GLP Capital LP / GLP Financing II, Inc.:
5.25% 6/1/25	112,000	118,266
5.375% 4/15/26	99,000	104,663
5.75% 6/1/28	37,000	40,219
Hilton Domestic Operating Co., Inc.:
4.25% 9/1/24	410,000	404,678
5.125% 5/1/26	300,000	301,785
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.:
4.625% 4/1/25	223,000	223,836
4.875% 4/1/27	174,000	175,008
International Game Technology PLC 6.25% 1/15/27 (a)	10,000	10,313
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 5.25% 6/1/26 (a)	280,000	283,500
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	25,000	25,371
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (a)	56,000	53,340
5.50% 3/1/25 (a)	444,000	435,120

		3,164,976

Household Durables – 0.7%
Lennar Corp.:
4.125% 1/15/22	25,000	25,113
4.75% 11/15/22 to 5/30/25	38,000	38,760
PulteGroup, Inc.:
5.00% 1/15/27	93,000	93,930
5.50% 3/1/26	157,000	163,476

		321,279

Internet & Direct Marketing Retail – 0.5%
Netflix, Inc.:
5.875% 2/15/25 to 11/15/28	117,000	123,895
6.375% 5/15/29 (a)	100,000	108,820

		232,715

Media – 2.6%
AMC Networks, Inc.:
4.75% 8/1/25	19,000	18,573
5.00% 4/1/24	103,000	102,595
CCO Holdings LLC / CCO Holdings Capital Corp.:
5.375% 6/1/29 (a)	750,000	750,000
5.50% 5/1/26 (a)	120,000	122,894
5.875% 4/1/24 (a)	80,000	82,700
Sirius XM Radio, Inc.:
5.375% 4/15/25 (a)	37,000	37,260
6.00% 7/15/24 (a)	155,000	159,293

		1,273,315

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Nonconvertible Bonds – continued

	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Specialty Retail – 2.4%
eG Global Finance PLC 6.75% 2/7/25 (a)	$300,000	$294,375
L Brands, Inc. 5.25% 2/1/28	622,000	556,690
Staples, Inc. 7.50% 4/15/26 (a)	300,000	286,500

		1,137,565

Textiles, Apparel & Luxury Goods – 0.1%
The William Carter Co. 5.625% 3/15/27 (a)	30,000	30,638

TOTAL CONSUMER DISCRETIONARY		6,886,288

CONSUMER STAPLES – 6.3%
Food Products – 3.2%
Darling Ingredients, Inc. 5.25% 4/15/27 (a)	650,000	657,995
JBS U.S.A. LLC / JBS U.S.A. Finance, Inc. 5.875% 7/15/24 (a)	15,000	15,375
Lamb Weston Holdings, Inc. 4.625% 11/1/24 (a)	100,000	99,750
Pilgrim’s Pride Corp. 5.75% 3/15/25 (a)	161,000	163,012
Post Holdings, Inc. 5.75% 3/1/27 (a)	600,000	601,500

		1,537,632

Household Products – 1.1%
Prestige Brands, Inc. 6.375% 3/1/24 (a)	520,000	534,300

Personal Products – 1.3%
HLF Financing Sarl LLC / Herbalife International, Inc. 7.25% 8/15/26 (a)	605,000	598,950

Tobacco – 0.7%
Vector Group Ltd. 6.125% 2/1/25 (a)	376,000	344,672

TOTAL CONSUMER STAPLES		3,015,554

ENERGY – 15.6%
Energy Equipment & Services – 0.9%
Calfrac Holdings LP 8.50% 6/15/26 (a)	125,000	90,625
Ensco Rowan PLC:
5.20% 3/15/25	100,000	69,250
7.75% 2/1/26	60,000	44,550
KLX Energy Services Holdings, Inc. 11.50% 11/1/25 (a)	15,000	15,549

	Principal Amount	Value
Nine Energy Service, Inc. 8.75% 11/1/23 (a)	$195,000	$193,050

		413,024

Independent Power and Renewable Electricity Producers – 1.9%
Clearway Energy Operating LLC 5.75% 10/15/25 (a)	15,000	14,963
NRG Energy, Inc.:
6.625% 1/15/27	483,000	513,791
7.25% 5/15/26	359,000	387,271

		916,025

Oil, Gas & Consumable Fuels – 9.4%
Aker BP ASA 5.875% 3/31/25 (a)	440,000	460,900
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 7.00% 11/1/26 (a)	119,000	111,229
Chesapeake Energy Corp. 8.00% 1/15/25	150,000	138,000
Comstock Resources, Inc. 9.75% 8/15/26	250,000	192,500
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 5.625% 5/1/27 (a)	200,000	196,000
DCP Midstream LP 7.375% 12/31/99 (b)(c)	112,000	109,200
Diamondback Energy, Inc. 5.375% 5/31/25	160,000	166,400
Genesis Energy LP / Genesis Energy Finance Corp. 6.50% 10/1/25	50,000	47,500
Gulfport Energy Corp. 6.375% 5/15/25	250,000	207,500
Holly Energy Partners LP / Holly Energy Finance Corp. 6.00% 8/1/24 (a)	692,000	714,490
Murphy Oil Corp.:
5.75% 8/15/25	320,000	320,751
6.875% 8/15/24	566,000	586,367
Parkland Fuel Corp. 6.00% 4/1/26 (a)	592,000	599,400
Parsley Energy LLC / Parsley Finance Corp. 5.375% 1/15/25 (a)	370,000	369,075
Peabody Energy Corp. 6.00% 3/31/22 (a)	60,000	59,550
W&T Offshore, Inc. 9.75% 11/1/23 (a)	259,000	254,791

		4,533,653

Pipeline – 3.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.375% 9/15/24	448,000	442,198

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Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
ENERGY – continued
Pipeline – continued
Cheniere Energy Partners LP:
5.25% 10/1/25	$126,000	$125,782
5.625% 10/1/26 (a)	405,000	410,062
NuStar Logistics LP 6.00% 6/1/26	50,000	49,875
PBF Logistics LP / PBF Logistics Finance Corp. 6.875% 5/15/23	590,000	595,900
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 6.50% 7/15/27 (a)	10,000	10,415

		1,634,232

TOTAL ENERGY		7,496,934

FINANCIALS – 4.5%
Capital Markets – 1.3%
LPL Holdings, Inc. 5.75% 9/15/25 (a)	602,000	603,505

Consumer Finance – 1.5%
Ally Financial, Inc.:
3.875% 5/21/24	75,000	73,860
5.75% 11/20/25	112,000	119,840
CIT Group, Inc. 5.25% 3/7/25	30,000	31,691
Credit Acceptance Corp. 6.625% 3/15/26 (a)	250,000	259,375
Enova International, Inc. 8.50% 9/15/25 (a)	50,000	46,375
Springleaf Finance Corp.:
6.125% 3/15/24	150,000	155,498
6.625% 1/15/28	30,000	30,376

		717,015

Diversified Financial Services – 1.6%
Arrow Bidco LLC 9.50% 3/15/24 (a)	100,000	99,000
Icahn Enterprises LP / Icahn Enterprises Finance Corp.:
6.25% 2/1/22	238,000	242,462
6.375% 12/15/25	450,000	452,250

		793,712

Thrifts & Mortgage Finance – 0.1%
Freedom Mortgage Corp. 10.75% 4/1/24 (a)	50,000	46,125

TOTAL FINANCIALS		2,160,357

HEALTH CARE – 5.8%
Health Care Equipment & Supplies – 0.6%
Hologic, Inc. 4.375% 10/15/25 (a)	100,000	98,875

	Principal Amount	Value
Mallinckrodt International Finance S.A. 4.75% 4/15/23	$40,000	$24,600
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC 5.50% 4/15/25 (a)	100,000	63,687
Teleflex, Inc. 4.625% 11/15/27	112,000	110,767

		297,929

Health Care Providers & Services – 2.7%
Centene Corp. 4.75% 5/15/22	62,000	62,602
CHS / Community Health Systems, Inc. 6.25% 3/31/23	200,000	190,440
DaVita, Inc.:
5.00% 5/1/25	52,000	49,140
5.125% 7/15/24	199,000	193,965
HCA, Inc.:
5.375% 9/1/26	365,000	379,783
5.625% 9/1/28	20,000	20,862
MEDNAX, Inc.:
5.25% 12/1/23 (a)	168,000	167,580
6.25% 1/15/27 (a)	200,000	200,500
WellCare Health Plans, Inc. 5.375% 8/15/26 (a)	10,000	10,247

		1,275,119

Life Sciences Tools & Services – 0.1%
IQVIA, Inc. 4.875% 5/15/23 (a)	62,000	62,698

Pharmaceuticals – 2.4%
Bausch Health Americas, Inc. 8.50% 1/31/27 (a)	15,000	15,745
Bausch Health Cos., Inc.:
5.75% 8/15/27 (a)	5,000	5,056
5.875% 5/15/23 (a)	10,000	10,023
6.125% 4/15/25 (a)	100,000	97,800
7.00% 1/15/28 (a)	200,000	197,626
9.00% 12/15/25 (a)	660,000	710,325
Charles River Laboratories International, Inc. 5.50% 4/1/26 (a)	112,000	116,340

		1,152,915

TOTAL HEALTH CARE		2,788,661

INDUSTRIALS – 14.1%
Aerospace & Defense – 0.6%
TransDigm, Inc. 6.25% 3/15/26 (a)	300,000	306,000

Air Freight & Logistics – 1.2%
XPO Logistics, Inc.: 6.125% 9/1/23 (a)	60,000	60,436

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Nonconvertible Bonds – continued

	Principal Amount	Value
INDUSTRIALS – continued
Air Freight & Logistics – continued
6.75% 8/15/24 (a)	$500,000	$513,750

		574,186

Building Products – 1.1%
Griffon Corp. 5.25% 3/1/22	553,000	550,235

Commercial Services & Supplies – 2.7%
HD Supply, Inc. 5.375% 10/15/26 (a)	20,000	20,350
KAR Auction Services, Inc. 5.125% 6/1/25 (a)	213,000	209,805
Nielsen Finance LLC / Nielsen Finance Co. 5.00% 4/15/22 (a)	651,000	645,486
Refinitiv US Holdings, Inc. 6.25% 5/15/26 (a)	25,000	25,198
Ritchie Bros Auctioneers, Inc. 5.375% 1/15/25 (a)	112,000	113,680
Tervita Escrow Corp. 7.625% 12/1/21 (a)	200,000	200,500
United Rentals North America, Inc. 6.50% 12/15/26	80,000	84,800

		1,299,819

Construction Materials – 1.1%
Builders FirstSource, Inc. 6.75% 6/1/27 (a)	500,000	505,000

Containers & Packaging – 4.0%
Ball Corp.:
4.875% 3/15/26	359,000	367,526
5.25% 7/1/25	323,000	339,957
Berry Global Escrow Corp.:
4.875% 7/15/26 (a)(d)	105,000	104,447
5.625% 7/15/27 (a)(d)	25,000	25,188
Berry Global, Inc. 4.50% 2/15/26 (a)	650,000	614,380
Intertape Polymer Group, Inc. 7.00% 10/15/26 (a)	440,000	448,800

		1,900,298

Diversified Financial Services – 0.0%
Park Aerospace Holdings Ltd. 5.50% 2/15/24 (a)	5,000	5,242

Machinery – 2.5%
Allison Transmission, Inc.:
5.00% 10/1/24 (a)	595,000	590,954
5.875% 6/1/29 (a)	260,000	262,275
Colfax Corp. 6.00% 2/15/24 (a)	50,000	51,666
EnPro Industries, Inc. 5.75% 10/15/26	120,000	120,600

	Principal Amount	Value
RBS Global, Inc. / Rexnord LLC 4.875% 12/15/25 (a)	$200,000	$196,500

		1,221,995

Marine – 0.9%
GasLog Ltd. 8.875% 3/22/22	400,000	408,680

TOTAL INDUSTRIALS		6,771,455

INFORMATION TECHNOLOGY – 10.4%
Communications Equipment – 0.5%
ViaSat, Inc. 5.625% 9/15/25 to 4/15/27 (a)	234,000	233,653

Internet Software & Services – 2.3%
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (a)	40,000	40,250
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc. 6.00% 7/15/25 (a)	146,000	148,920
The Dun & Bradstreet Corp. 6.875% 8/15/26 (a)	200,000	205,375
VeriSign, Inc.:
4.75% 7/15/27	383,000	389,779
5.25% 4/1/25	312,000	326,040

		1,110,364

IT Services – 1.9%
Gartner, Inc. 5.125% 4/1/25 (a)	910,000	916,825

Life Sciences Tools & Services – 0.4%
IQVIA, Inc. 5.00% 5/15/27 (a)	200,000	202,882

Office Electronics – 0.6%
CDW LLC / CDW Finance Corp.:
5.00% 9/1/25	100,000	101,125
5.50% 12/1/24	160,000	166,600

		267,725

Semiconductors & Semiconductor Equipment – 0.8%
Qorvo, Inc. 5.50% 7/15/26 (a)	390,000	396,825

Software – 3.4%
CDK Global, Inc. 4.875% 6/1/27	135,000	132,131
Open Text Corp. 5.875% 6/1/26 (a)	568,000	592,140
SS&C Technologies, Inc. 5.50% 9/30/27 (a)	590,000	594,543
The Nielsen Co. Luxembourg Sarl 5.00% 2/1/25 (a)	310,000	301,894

		1,620,708

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Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
INFORMATION TECHNOLOGY – continued
Technology Hardware, Storage & Peripherals – 0.5%
NCR Corp. 6.375% 12/15/23	$250,000	$255,395

TOTAL INFORMATION TECHNOLOGY		5,004,377

MATERIALS – 6.3%
Chemicals – 2.5%
Axalta Coating Systems LLC 4.875% 8/15/24 (a)	710,000	706,450
The Chemours Co. 7.00% 5/15/25	480,000	480,000

		1,186,450

Metals & Mining – 3.7%
Cleveland-Cliffs, Inc. 5.875% 6/1/27 (a)	400,000	372,000
FMG Resources August 2006 Pty Ltd.:
4.75% 5/15/22 (a)	418,000	419,045
5.125% 3/15/23 to 5/15/24 (a)	534,000	538,323
Mineral Resources Ltd. 8.125% 5/1/27 (a)	400,000	401,876
Steel Dynamics, Inc. 5.50% 10/1/24	60,000	61,110

		1,792,354

Paper & Forest Products – 0.1%
Mercer International, Inc. 7.375% 1/15/25 (a)	50,000	52,500

TOTAL MATERIALS		3,031,304

REAL ESTATE – 4.9%
Equity Real Estate Investment Trusts (REITs) – 2.9%
Equinix, Inc.:
5.75% 1/1/25	59,000	60,929
5.875% 1/15/26	369,000	386,561
Greystar Real Estate Partners LLC 5.75% 12/1/25 (a)	250,000	248,125
Iron Mountain, Inc.:
4.875% 9/15/27 (a)	79,000	74,260
5.25% 3/15/28 (a)	555,000	524,475
Sabra Health Care LP / Sabra Capital Corp. 4.80% 6/1/24	60,000	60,375
SBA Communications Corp. 4.875% 9/1/24	19,000	18,816

		1,373,541

	Principal Amount	Value
Real Estate Management & Development – 2.0%
Forestar Group, Inc. 8.00% 4/15/24 (a)	$84,000	$85,155
Kennedy-Wilson, Inc. 5.875% 4/1/24	891,000	886,670

		971,825

TOTAL REAL ESTATE		2,345,366

UTILITIES – 0.5%
Independent Power and Renewable Electricity Producers – 0.5%
Calpine Corp. 5.75% 1/15/25	200,000	193,544
NRG Energy, Inc. 5.25% 6/15/29 (a)	40,000	41,107

TOTAL UTILITIES		234,651

TOTAL NONCONVERTIBLE BONDS (Cost $44,562,689)		44,543,217

Money Market Funds – 6.7%

	Shares

Fidelity Cash Central Fund, 2.41% (e) (Cost $3,228,014)	3,227,368	3,228,014

TOTAL INVESTMENT IN SECURITIES – 99.5% (Cost $47,790,703)		47,771,231

NET OTHER ASSETS (LIABILITIES) – 0.5%		251,215

NET ASSETS – 100.0%		$48,022,446

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,289,621 or 58.9% of net assets.

(b)	Security is perpetual in nature with no stated maturity date.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(e)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$18,875

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Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

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